Significant Accounting Policies - Convenience Translation, Cash & cash equivalents, restricted cash and time deposits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (USD to RMB)	6.8972		6.8972
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 10,172,584,000	¥ 7,523,108,000	$ 1,474,886		¥ 4,678,109,000
Time deposits	4,767,972,000	7,632,334,000	691,291
Restricted cash	14,800,000	0
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 4,429,700,000	¥ 1,554,500,000
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	43.00%	21.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 51,400,000	¥ 50,700,000
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	6,036,100,000	6,375,100,000	866,700	$ 999,900
Time deposits	¥ 4,768,000,000	¥ 7,632,300,000	$ 684,600	$ 1,197,100